Equity Method Investment (Tables)	12 Months Ended
Mar. 31, 2025
Equity Method Investment [Abstract]
Schedule of Impairment of the Company’s Equity Interest of Philectronics	As of March 31, 2024, full provision was made for the impairment of the Company’s equity interest of Philectronics.
	March 31,
	2024	2025
	RMB	RMB
Cost	1,425	-
Impairment provision	(1,425)	-
Net	-	-